Fair Value of Financial Assets and Liabilities - Schedule of Impacts on the Portfolio of a Recalibration (Detail) - Basis TAB [member] - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
CLP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
TAB 30	$ 76	$ 98
TAB 90	1	4
TAB 180	33	39
Totals	110	141
CLF [member]
Disclosure of risk management strategy related to hedge accounting [line items]
TAB 180	15	18
TAB 360	3	4
Totals	$ 18	$ 22